Condensed Consolidating Guarantor Financial Information - Condensed Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Franchise fees	$ 294				$ 253					$ 1,154	$ 1,087	$ 905
Base and other management fees	83				60					242	230	227
Incentive management fees	52				36					142	138	133
Owned and leased hotels	300				319					1,452	1,596	1,776
Other revenues	37				17					82	71	80
Total revenues excluding reimbursement revenue	766				685					3,072	3,122	3,121
Other revenues from managed and franchised properties	1,395				1,041					4,310	4,011	3,567
Total revenues	2,161	$ 1,839	$ 1,867	$ 1,950	1,726	$ 1,811	$ 1,847	$ 1,845	$ 1,630	7,382	7,133	6,688
Expenses
Owned and leased hotels	272				307					1,295	1,414	1,586
Depreciation and amortization	89				92					364	385	363
Impairment loss	0				15					15	9	0
General and administrative	105				83					403	537	411
Other expenses	23				18					51	40	58
Total expenses excluding cost of reimbursable expense	489				515					2,128	2,385	2,418
Other expenses from managed and franchised properties	1,395				1,041					4,310	4,011	3,567
Total expenses	1,884				1,556					6,438	6,396	5,985
Gain on sales of assets, net										8	163	0
Operating income (loss)	277	244	265	273	170	231	391	135	143	952	900	703
Interest expense	(104)				(90)					(394)	(377)	(416)
Gain (loss) on foreign currency transactions	(4)				(12)					(16)	(41)	26
Loss on debt extinguishment	(60)				0
Other non-operating income (loss), net	1				2					14	51	20
Income from continuing operations before income taxes	110				70					556	533	333
Income tax benefit (expense)	(35)				121					(564)	348	(154)
Income (loss) from continuing operations before income from subsidiaries, net of taxes	75				191					(8)	881	179
Equity in earnings (losses) from subsidiaries	0				0					0	0	0
Income (loss) from continuing operations, net of taxes	75	(388)	89	100	191	689	153	40	(1)	(8)	881	179
Income from discontinued operations, net of taxes	0	6	103	144	119	127	130	127	151	372	535	503
Net income	75	(382)	192	244	310	816	283	167	150	364	1,416	682
Net income attributable to noncontrolling interests	(1)				(1)					(16)	(12)	(9)
Net income attributable to Hilton Stockholders	74	$ (387)	$ 187	$ 239	309	$ 814	$ 279	$ 161	$ 150	348	1,404	673
Comprehensive income	94				318					146	1,260	329
Comprehensive income attributable to noncontrolling interests	0				1					(15)	(12)	(14)
Comprehensive income attributable to Hilton stockholders	94				319					131	1,248	315
Eliminations [Member]
Revenues
Franchise fees	(4)				(3)					(10)	(12)	(6)
Base and other management fees	0				0					0	0	(4)
Incentive management fees	0				0					0	0	0
Owned and leased hotels	0				0					0	0	0
Other revenues	0				0					0	0	0
Total revenues excluding reimbursement revenue	(4)				(3)					(10)	(12)	(10)
Other revenues from managed and franchised properties	0				0					0	0	0
Total revenues	(4)				(3)					(10)	(12)	(10)
Expenses
Owned and leased hotels	0				0					0	0	0
Depreciation and amortization	0				0					0	0	0
Impairment loss					0					0	0
General and administrative	0				0					0	0	0
Other expenses	(4)				(3)					(10)	(12)	(10)
Total expenses excluding cost of reimbursable expense	(4)				(3)					(10)	(12)	(10)
Other expenses from managed and franchised properties	0				0					0	0	0
Total expenses	(4)				(3)					(10)	(12)	(10)
Gain on sales of assets, net										0	0
Operating income (loss)	0				0					0	0	0
Interest expense	0				0						0	0
Gain (loss) on foreign currency transactions	0				0					0	0	0
Loss on debt extinguishment	0
Other non-operating income (loss), net	0				0					0	0	0
Income from continuing operations before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				0					0	0	0
Income (loss) from continuing operations before income from subsidiaries, net of taxes	0				0					0	0	0
Equity in earnings (losses) from subsidiaries	(492)				(32)					477	(2,312)	(429)
Income (loss) from continuing operations, net of taxes					(32)					477	(2,312)	(429)
Income from discontinued operations, net of taxes					(338)					1,528	(1,509)	(1,444)
Net income	(492)				(370)					(1,051)	(3,821)	(1,873)
Net income attributable to noncontrolling interests	0				0					0	0	0
Net income attributable to Hilton Stockholders	(492)				(370)					(1,051)	(3,821)	(1,873)
Comprehensive income	(512)				(380)					(834)	(3,665)	(1,515)
Comprehensive income attributable to noncontrolling interests	0				0					0	0	0
Comprehensive income attributable to Hilton stockholders	(512)				(380)					(834)	(3,665)	(1,515)
Parent [Member]
Revenues
Franchise fees	0				0					0	0	0
Base and other management fees	0				0					0	0	0
Incentive management fees	0				0					0	0	0
Owned and leased hotels	0				0					0	0	0
Other revenues	0				0					0	0	0
Total revenues excluding reimbursement revenue	0				0					0	0	0
Other revenues from managed and franchised properties	0				0					0	0	0
Total revenues	0				0					0	0	0
Expenses
Owned and leased hotels	0				0					0	0	0
Depreciation and amortization	0				0					0	0	0
Impairment loss					0					0	0
General and administrative	0				0					0	0	0
Other expenses	0				0					0	0	0
Total expenses excluding cost of reimbursable expense	0				0					0	0	0
Other expenses from managed and franchised properties	0				0					0	0	0
Total expenses	0				0					0	0	0
Gain on sales of assets, net										0	0
Operating income (loss)	0				0					0	0	0
Interest expense	0				0					0	0	0
Gain (loss) on foreign currency transactions	0				0					0	0	0
Loss on debt extinguishment	0
Other non-operating income (loss), net	0				0					0	0	0
Income from continuing operations before income taxes	0				0					0	0	0
Income tax benefit (expense)	0				192					193	(7)	(5)
Income (loss) from continuing operations before income from subsidiaries, net of taxes	0				192					193	(7)	(5)
Equity in earnings (losses) from subsidiaries	74				0					(211)	883	179
Income (loss) from continuing operations, net of taxes					192					(18)	876	174
Income from discontinued operations, net of taxes					117					366	528	499
Net income	74				309					348	1,404	673
Net income attributable to noncontrolling interests	0				0					0	0	0
Net income attributable to Hilton Stockholders	74				309					348	1,404	673
Comprehensive income	94				319					131	1,248	315
Comprehensive income attributable to noncontrolling interests	0				0					0	0	0
Comprehensive income attributable to Hilton stockholders	94				319					131	1,248	315
HWF Issuers [Member]
Revenues
Franchise fees	0				0					0	0	0
Base and other management fees	0				0					0	0	0
Incentive management fees	0				0					0	0	0
Owned and leased hotels	0				0					0	0	0
Other revenues	0				0					0	0	0
Total revenues excluding reimbursement revenue	0				0					0	0	0
Other revenues from managed and franchised properties	0				0					0	0	0
Total revenues	0				0					0	0	0
Expenses
Owned and leased hotels	0				0					0	0	0
Depreciation and amortization	0				0					0	0	0
Impairment loss					0					0	0
General and administrative	0				0					0	0	0
Other expenses	0				0					0	0	0
Total expenses excluding cost of reimbursable expense	0				0					0	0	0
Other expenses from managed and franchised properties	0				0					0	0	0
Total expenses	0				0					0	0	0
Gain on sales of assets, net										0	0
Operating income (loss)	0				0					0	0	0
Interest expense	(63)				(67)					(261)	(281)	(334)
Gain (loss) on foreign currency transactions	0				0					0	0	0
Loss on debt extinguishment	(60)
Other non-operating income (loss), net	(3)				0					1	0	0
Income from continuing operations before income taxes	(126)				(67)					(260)	(281)	(334)
Income tax benefit (expense)	49				26					100	108	128
Income (loss) from continuing operations before income from subsidiaries, net of taxes	(77)				(41)					(160)	(173)	(206)
Equity in earnings (losses) from subsidiaries	151				41					(51)	1,056	385
Income (loss) from continuing operations, net of taxes					0					(211)	883	179
Income from discontinued operations, net of taxes					117					366	528	499
Net income	74				117					155	1,411	678
Net income attributable to noncontrolling interests	0				0					0	0	0
Net income attributable to Hilton Stockholders	74				117					155	1,411	678
Comprehensive income	72				111					153	1,404	669
Comprehensive income attributable to noncontrolling interests	0				0					0	0	0
Comprehensive income attributable to Hilton stockholders	72				111					153	1,404	669
HOC [Member]
Revenues
Franchise fees	19									21
Base and other management fees	0									0
Incentive management fees	0									0
Owned and leased hotels	0									0
Other revenues	20									10
Total revenues excluding reimbursement revenue	39									31
Other revenues from managed and franchised properties	45									32
Total revenues	84									63
Expenses
Owned and leased hotels	0									0
Depreciation and amortization	1									1
Impairment loss										0
General and administrative	79									90
Other expenses	12									1
Total expenses excluding cost of reimbursable expense	92									92
Other expenses from managed and franchised properties	45									32
Total expenses	137									124
Gain on sales of assets, net										0
Operating income (loss)	(53)									(61)
Interest expense	(28)									(30)
Gain (loss) on foreign currency transactions	11									(11)
Loss on debt extinguishment	0
Other non-operating income (loss), net	1									1
Income from continuing operations before income taxes	(69)									(79)
Income tax benefit (expense)	27									32
Income (loss) from continuing operations before income from subsidiaries, net of taxes	(42)									(47)
Equity in earnings (losses) from subsidiaries	193									(4)
Income (loss) from continuing operations, net of taxes										(51)
Income from discontinued operations, net of taxes										366
Net income	151									315
Net income attributable to noncontrolling interests	0									0
Net income attributable to Hilton Stockholders	151									315
Comprehensive income	155									320
Comprehensive income attributable to noncontrolling interests	0									0
Comprehensive income attributable to Hilton stockholders	155									320
Guarantor Subsidiaries [Member]
Revenues
Franchise fees	255				234					1,031	998	826
Base and other management fees	50				32					126	125	129
Incentive management fees	22				8					16	18	17
Owned and leased hotels	0				0					0	0	0
Other revenues	13				14					61	61	71
Total revenues excluding reimbursement revenue	340				288					1,234	1,202	1,043
Other revenues from managed and franchised properties	1,220				924					3,777	3,510	3,120
Total revenues	1,560				1,212					5,011	4,712	4,163
Expenses
Owned and leased hotels	0				0					0	0	0
Depreciation and amortization	64				68					272	288	263
Impairment loss					0					0	0
General and administrative	2				57					204	424	303
Other expenses	7				9					31	37	49
Total expenses excluding cost of reimbursable expense	73				134					507	749	615
Other expenses from managed and franchised properties	1,220				924					3,777	3,510	3,120
Total expenses	1,293				1,058					4,284	4,259	3,735
Gain on sales of assets, net										0	0
Operating income (loss)	267				154					727	453	428
Interest expense	0				(11)					(51)	(50)	(54)
Gain (loss) on foreign currency transactions	21				5					(150)	77	443
Loss on debt extinguishment	0
Other non-operating income (loss), net	1				2					8	14	9
Income from continuing operations before income taxes	289				150					534	494	826
Income tax benefit (expense)	(108)				(100)					(319)	189	(306)
Income (loss) from continuing operations before income from subsidiaries, net of taxes	181				50					215	683	520
Equity in earnings (losses) from subsidiaries	74				(9)					(211)	373	(135)
Income (loss) from continuing operations, net of taxes					41					0	1,056	385
Income from discontinued operations, net of taxes					117					428	528	499
Net income	255				158					432	1,584	884
Net income attributable to noncontrolling interests	0				0					0	0	0
Net income attributable to Hilton Stockholders	255				158					432	1,584	884
Comprehensive income	255				149					361	1,546	813
Comprehensive income attributable to noncontrolling interests	0				0					0	0	0
Comprehensive income attributable to Hilton stockholders	255				149					361	1,546	813
Non-Guarantor Subsidiaries [Member]
Revenues
Franchise fees	24				22					112	101	85
Base and other management fees	33				28					116	105	102
Incentive management fees	30				28					126	120	116
Owned and leased hotels	300				319					1,452	1,596	1,776
Other revenues	4				3					11	10	9
Total revenues excluding reimbursement revenue	391				400					1,817	1,932	2,088
Other revenues from managed and franchised properties	130				117					501	501	447
Total revenues	521				517					2,318	2,433	2,535
Expenses
Owned and leased hotels	272				307					1,295	1,414	1,586
Depreciation and amortization	24				24					91	97	100
Impairment loss					15					15	9
General and administrative	24				26					109	113	108
Other expenses	8				12					29	15	19
Total expenses excluding cost of reimbursable expense	328				384					1,539	1,648	1,813
Other expenses from managed and franchised properties	130				117					501	501	447
Total expenses	458				501					2,040	2,149	2,260
Gain on sales of assets, net										8	163
Operating income (loss)	63				16					286	447	275
Interest expense	(13)				(12)					(52)	(46)	(28)
Gain (loss) on foreign currency transactions	(36)				(17)					123	(118)	(417)
Loss on debt extinguishment	0
Other non-operating income (loss), net	2				0					4	37	11
Income from continuing operations before income taxes	16				(13)					361	320	(159)
Income tax benefit (expense)	(3)				3					(570)	58	29
Income (loss) from continuing operations before income from subsidiaries, net of taxes	13				(10)					(209)	378	(130)
Equity in earnings (losses) from subsidiaries	0				0					0	0	0
Income (loss) from continuing operations, net of taxes					(10)					(209)	378	(130)
Income from discontinued operations, net of taxes					106					374	460	450
Net income	13				96					165	838	320
Net income attributable to noncontrolling interests	(1)				(1)					(16)	(12)	(9)
Net income attributable to Hilton Stockholders	12				95					149	826	311
Comprehensive income	30				119					15	727	47
Comprehensive income attributable to noncontrolling interests	0				1					(15)	(12)	(14)
Comprehensive income attributable to Hilton stockholders	$ 30				$ 120					$ 0	$ 715	$ 33